Restructuring	6 Months Ended
Jun. 30, 2025
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
In the six months ended June 30, 2025, a restructuring charge of $82.3 million (June 30, 2024: $45.8 million) was recorded in the Condensed Consolidated Statement of Operations.
The restructuring plan reflected a workforce reduction of $75.6 million (June 30, 2024: $31.7 million) and an office consolidation program to optimize the Company's office footprint of $6.7 million (June 30, 2024: $14.1 million), being the impairment of operating right-off-use assets and related property plant and equipment of $5.6 million (June 30, 2024: $12.6 million) and onerous contract costs of $1.1 million (June 30, 2024: $1.5 million).

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
	(in thousands)
Restructuring charges	$42,950	$45,789	$82,296	$45,789
Total	$42,950	$45,789	$82,296	$45,789
At June 30, 2025, a total liability of $44.5 million (December 31, 2024: $31.5 million) was recorded on the Condensed Consolidated Balance Sheet relating to restructuring activities.

	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024
	(in thousands)
Opening provision	$31,474	$6,999
Charge during the period*	76,723	76,392
Utilization	(63,731)	(51,917)
Closing provision	$44,466	$31,474
*The charge for the six months ended June 30, 2025 reflects the workforce reduction of $75.6 million (year ended December 31, 2024: $74.5 million) and onerous contract costs of $1.1 million (year ended December 31, 2024: $1.9 million).
The closing provision of $44.5 million (December 31, 2024: $31.5 million) reflects:
(1) $40.1 million (December 31, 2024: $27.7 million) of personnel related liabilities as a result of the workforce reduction; all of which have been classified as current within Other Liabilities, and
(2) $4.4 million (December 31, 2024: $3.8 million) of facilities related liabilities of which $1.6 million (December 31, 2024: $1.4 million) is included within Other Liabilities and $2.8 million (December 31, 2024: $2.4 million) is included within Non-Current Other Liabilities.